Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner Unit	Common Unitholders	Class B Units	Total
Beginning balance at Dec. 31, 2022	$ 10,111	$ 553,922	$ 3,871	$ 567,904
Net income (loss)	(832)	(44,255)		(45,087)
Other comprehensive income				0
Cash distributions	(33)	(1,770)		(1,803)
Ending balance at Jun. 30, 2023	9,246	507,897	3,871	521,014
Convertible preferred units, beginning balance at Dec. 31, 2022				84,308
Net income (loss)				3,400
Cash distributions				(3,400)
Convertible preferred units, ending balance at Jun. 30, 2023				84,308
Beginning balance at Mar. 31, 2023	10,039	550,095	3,871	564,005
Net income (loss)	(777)	(41,313)		(42,090)
Other comprehensive income				0
Cash distributions	(16)	(885)		(901)
Ending balance at Jun. 30, 2023	9,246	507,897	3,871	521,014
Convertible preferred units, beginning balance at Mar. 31, 2023				84,308
Net income (loss)				1,700
Cash distributions				(1,700)
Convertible preferred units, ending balance at Jun. 30, 2023				84,308
Beginning balance at Dec. 31, 2023	9,285	510,013	3,871	523,169
Net income (loss)	(163)	(8,650)		(8,813)
Other comprehensive income				0
Cash distributions	(33)	(1,770)		(1,803)
Ending balance at Jun. 30, 2024	9,089	499,593	3,871	512,553
Convertible preferred units, beginning balance at Dec. 31, 2023				84,308
Net income (loss)				3,400
Cash distributions				(3,400)
Convertible preferred units, ending balance at Jun. 30, 2024				84,308
Beginning balance at Mar. 31, 2024	9,374	514,760	3,871	528,005
Net income (loss)	(269)	(14,282)		(14,551)
Other comprehensive income				0
Cash distributions	(16)	(885)		(901)
Ending balance at Jun. 30, 2024	$ 9,089	$ 499,593	$ 3,871	512,553
Convertible preferred units, beginning balance at Mar. 31, 2024				84,308
Net income (loss)				1,700
Cash distributions				(1,700)
Convertible preferred units, ending balance at Jun. 30, 2024				$ 84,308